ACCOUNTS RECEIVABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 178,609	$ 266,449	$ 95,869
Allowance for doubtful accounts	(21,876)	(29,809)	(60,593)
Accounts receivable, net	156,733	236,640	35,276
Bad debt expense	$ 21,876	$ 6,221	$ 20,068